Fair Value (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Fair Value Assets and Liabilities
The carrying amounts and the estimated fair values of our financial instruments and certain of our nonfinancial assets measured at fair value on a recurring or non-recurring basis or disclosed, but not carried, at fair value are as follows at the dates indicated:

		September 30, 2015		December 31, 2014
	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets:
Loans held for sale:
Loans held for sale, at fair value (a)	2	$235,909	$235,909	$401,120	$401,120
Loans held for sale, at lower of cost or fair value (b)	3	291,063	291,063	87,492	87,492
Total Loans held for sale		$526,972	$526,972	$488,612	$488,612
Loans held for investment - Reverse mortgages, at fair value (a)	3	$2,319,515	$2,319,515	$1,550,141	$1,550,141
Advances and match funded advances (c)	3	2,472,996	2,472,996	3,303,356	3,303,356
Receivables, net (c)	3	361,572	361,572	270,596	270,596
Mortgage-backed securities, at fair value (a)	3	8,541	8,541	7,335	7,335

Financial liabilities:
Match funded liabilities (c)	3	$1,589,846	$1,589,901	$2,090,247	$2,090,247
Financing liabilities:
HMBS-related borrowings, at fair value (a)	3	$2,229,604	$2,229,604	$1,444,252	$1,444,252
Financing liability - MSRs pledged (a)	3	560,059	560,059	614,441	614,441
Other (c)	3	163,855	144,725	199,948	189,648
Total Financing liabilities		$2,953,518	$2,934,388	$2,258,641	$2,248,341
Other secured borrowings:
Senior secured term loan (c)	2	$702,918	$702,397	$1,273,219	$1,198,227
Other (c)	3	298,152	298,152	460,472	460,472
Total Other secured borrowings		$1,001,070	$1,000,549	$1,733,691	$1,658,699

Senior unsecured notes (c)	2	$350,000	$321,563	$350,000	$321,563

Derivative financial instruments assets (liabilities) (a):
Interest Rate Lock Commitments (IRLCs)	2	$10,010	$10,010	$6,065	$6,065
Forward MBS trades	1	(3,438)	(3,438)	(2,854)	(2,854)
Interest rate caps	3	1,501	1,501	567	567

MSRs:
MSRs, at fair value (a)	3	$787,344	$787,344	$93,901	$93,901
MSRs, at amortized cost (c) (d)	3	365,951	404,533	1,820,091	2,237,703
Total MSRs		$1,153,295	$1,191,877	$1,913,992	$2,331,604

(a)	Measured at fair value on a recurring basis.

(b)	Measured at fair value on a non-recurring basis.

(c)	Disclosed, but not carried, at fair value.

(d)
The balance at September 30, 2015 includes our impaired government-insured stratum of amortization method MSRs, which is measured at fair value on a non-recurring basis. The carrying value of this stratum at September 30, 2015 was $144.2 million, net of a valuation allowance of $25.1 million.

The carrying amounts and the estimated fair values of financial instruments and certain nonfinancial assets measured at fair value on a recurring or non-recurring basis or disclosed, but not carried, at fair value are as follows at December 31:

		2014		2013
	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets:
Loans held for sale:
Loans held for sale, at fair value (a)	2	$401,120	$401,120	$503,753	$503,753
Loans held for sale, at lower of cost or fair value (b)	3	87,492	87,492	62,907	62,907
Total Loans held for sale		$488,612	$488,612	$566,660	$566,660
Loans held for investment - Reverse mortgages, at fair value (a)	3	$1,550,141	$1,550,141	$618,018	$618,018
Advances and match funded advances (c)	3	3,303,356	3,303,356	3,443,215	3,443,215
Receivables, net (c)	3	270,596	270,596	152,516	152,516
Mortgage-backed securities, at fair value (a)	3	7,335	7,335	—	—

Financial liabilities:
Match funded liabilities (c)	3	$2,090,247	$2,090,247	$2,364,814	$2,364,814
Financing liabilities:
HMBS-related borrowings, at fair value (a)	3	$1,444,252	$1,444,252	$615,576	$615,576
Financing liability - MSRs pledged (a)	3	614,441	614,441	633,804	633,804
Other (c)	3	199,948	189,648	17,593	17,593
Total Financing liabilities		$2,258,641	$2,248,341	$1,266,973	$1,266,973
Other secured borrowings:
Senior secured term loan (c)	2	$1,273,219	$1,198,227	$1,284,901	$1,270,108
Other (c)	3	460,472	460,472	492,768	492,768
Total Other secured borrowings		$1,733,691	$1,658,699	$1,777,669	$1,762,876

Senior unsecured notes (c)	2	$350,000	$321,563	$—	$—

Derivative financial instruments assets (liabilities) (a):
Interest Rate Lock Commitments (IRLCs)	2	$6,065	$6,065	$8,433	$8,433
Forward mortgage-backed securities (MBS) trades	1	(2,854)	(2,854)	6,905	6,905
Interest rate caps	3	567	567	442	442

MSRs:
MSRs, at fair value (a)	3	$93,901	$93,901	$116,029	$116,029
MSRs, at amortized cost (c)	3	1,820,091	2,237,703	1,953,352	2,441,719
Total MSRs		$1,913,992	$2,331,604	$2,069,381	$2,557,748

(a)	Measured at fair value on a recurring basis.

(b)	Measured at fair value on a non-recurring basis.

(c)	Disclosed, but not carried, at fair value.

Schedule of Reconciliation of Changes in Fair Value of Level 3 Assets and Liabilities
The following tables present a reconciliation of the changes in fair value of Level 3 assets and liabilities that we measure at fair value on a recurring basis for the three and nine months ended September 30, 2015 and 2014.

	Loans Held for Investment - Reverse Mortgages	HMBS-Related Borrowings	Mortgage-Backed Securities	Financing Liability - MSRs Pledged	Derivatives	MSRs	Total
Three months ended September 30, 2015
Beginning balance	$2,097,192	$(1,987,998)	$8,157	$(581,219)	$155	$814,450	$350,737
Purchases, issuances, sales and settlements:
Purchases	—	—	—	—	2,084	—	2,084
Issuances	250,600	(271,068)	—	—	—	—	(20,468)
Sales	—	—	—	—	—	(2,329)	(2,329)
Settlements	(41,582)	43,725	—	21,160	—	—	23,303
	209,018	(227,343)	—	21,160	2,084	(2,329)	2,590
Total realized and unrealized gains and (losses):
Included in earnings	13,305	(14,263)	384	—	(738)	(24,777)	(26,089)
Included in Other comprehensive income	—	—	—	—	—	—	—
	13,305	(14,263)	384	—	(738)	(24,777)	(26,089)
Transfers in and / or out of Level 3	—	—	—	—	—	—	—
Ending balance	$2,319,515	$(2,229,604)	$8,541	$(560,059)	$1,501	$787,344	$327,238

	Loans Held for Investment - Reverse Mortgages	HMBS-Related Borrowings	Mortgage-Backed Securities	Financing Liability - MSRs Pledged	Derivatives	MSRs	Total
Three months ended September 30, 2014
Beginning balance	$1,107,626	$(1,033,712)	$7,502	$(629,579)	$97	$104,220	$(443,846)
Purchases, issuances, sales and settlements:
Purchases	—	—	—	—	—	—	—
Issuances	208,566	(190,452)	—	—	—	—	18,114
Sales	—	—	—	—		—	—
Settlements	(27,592)	12,690	—	10,724	—	(934)	(5,112)
	180,974	(177,762)	—	10,724	—	(934)	13,002
Total realized and unrealized gains and (losses):
Included in earnings	26,724	(24,620)	(124)	—	(6)	(1,338)	636
Included in Other comprehensive income	—	—	—	—	—	—	—
	26,724	(24,620)	(124)	—	(6)	(1,338)	636
Transfers in and / or out of Level 3	—	—	—	—	—	—	—
Ending balance	$1,315,324	$(1,236,094)	$7,378	$(618,855)	$91	$101,948	$(430,208)

	Loans Held for Investment - Reverse Mortgages	HMBS-Related Borrowings	Mortgage-backed Securities	Financing Liability - MSRs Pledged	Derivatives	MSRs	Total
Nine months ended September 30, 2015
Beginning balance	$1,550,141	$(1,444,252)	$7,335	$(614,441)	$567	$93,901	$(406,749)
Purchases, issuances, sales and settlements:
Purchases	—	—	—	—	2,201	—	2,201
Issuances	781,002	(803,924)	—	—	—	(1,139)	(24,061)
Transfer from MSRs carried at amortized cost	—	—	—	—	—	839,157	839,157
Sales	—	—	—	—	—	(71,318)	(71,318)
Settlements (1)	(105,505)	107,522	—	54,382	346	—	56,745
	675,497	(696,402)	—	54,382	2,547	766,700	802,724
Total realized and unrealized gains and (losses): (2)
Included in earnings	93,877	(88,950)	1,206	—	(1,613)	(73,257)	(68,737)
Included in Other comprehensive income (loss)	—	—	—	—	—	—	—
	93,877	(88,950)	1,206	—	(1,613)	(73,257)	(68,737)
Transfers in and / or out of Level 3	—	—	—	—	—	—	—
Ending Balance	$2,319,515	$(2,229,604)	$8,541	$(560,059)	$1,501	$787,344	$327,238

	Loans Held for Investment - Reverse Mortgages	HMBS-Related Borrowings	Mortgage-backed Securities	Financing Liability - MSRs Pledged	Derivatives	MSRs	Total
Nine months ended September 30, 2014
Beginning balance	$618,018	$(615,576)	$—	$(633,804)	$442	$116,029	$(514,891)
Purchases, issuances, sales and settlements:
Purchases	—	—	7,677	—	23	—	7,700
Issuances	565,670	(572,031)	—	—	—	—	(6,361)
Transfer from loans held for sale, at fair value	110,874	—	—	—	—	—	110,874
Sales	—	—	—	—	—	—	—
Settlements	(56,193)	25,725	—	14,949	—	(934)	(16,453)
	620,351	(546,306)	7,677	14,949	23	(934)	95,760
Total realized and unrealized gains and (losses):
Included in earnings	76,955	(74,212)	(299)	—	(374)	(13,147)	(11,077)
Included in Other comprehensive income (loss)	—	—	—	—	—	—	—
	76,955	(74,212)	(299)	—	(374)	(13,147)	(11,077)
Transfers in and / or out of Level 3	—	—	—	—	—	—	—
Ending balance	$1,315,324	$(1,236,094)	$7,378	$(618,855)	$91	$101,948	$(430,208)

(1)
In the event of a transfer to another party of servicing related to Rights to MSRs, we are required to reimburse New Residential Investment Corp. (NRZ) at predetermined contractual rates for the loss of servicing revenues. Settlements for Financing liability - MSRs pledged for the nine months ended September 30, 2015 includes $2.2 million of such reimbursements.

(2)	Total losses attributable to derivative financial instruments still held at September 30, 2015 were $1.3 million for the nine months ended September 30, 2015.

The following tables present a reconciliation of the changes in fair value of Level 3 assets and liabilities that we measure at fair value on a recurring basis:

Year Ended December 31, 2014	Loans Held for Investment - Reverse Mortgages	HMBS-Related Borrowings	Mortgage-Backed Securities	Financing Liability - MSRs Pledged	Derivatives	MSRs	Total
Beginning balance	$618,018	$(615,576)	$—	$(633,804)	$442	$116,029	$(514,891)
Purchases, issuances, sales and settlements:
Purchases	—	—	7,677	—	787	—	8,464
Issuances	816,881	(783,009)	—	—	—	—	33,872
Transfer from Loans held for sale, at fair value	110,874	—	—	—	—		110,874
Sales	—	—	—	—	—	—	—
Settlements (1)	(99,923)	47,077	—	19,363	—	—	(33,483)
	827,832	(735,932)	7,677	19,363	787	—	119,727
Total realized and unrealized gains and (losses) (2):
Included in earnings	104,291	(92,744)	(342)	—	(662)	(22,128)	(11,585)
Included in Other comprehensive income	—	—	—	—	—	—	—
	104,291	(92,744)	(342)	—	(662)	(22,128)	(11,585)
Transfers in and / or out of Level 3	—	—	—	—	—	—	—
Ending balance	$1,550,141	$(1,444,252)	$7,335	$(614,441)	$567	$93,901	$(406,749)

Year Ended December 31, 2013	Loans Held for Investment - Reverse Mortgages	HMBS-Related Borrowings	Financing Liability - MSRs Pledged	Derivatives, net	MSRs	Total
Beginning balance	$—	$—	$(303,705)	$(10,668)	$85,213	$(229,160)
Purchases, issuances, sales and settlements:
Purchases	10,251	(10,179)	—	498	—	570
Issuances	609,555	(604,991)	(417,167)	—	—	(412,603)
Sales	—	—	—	24,156	—	24,156
Settlements	(5,886)	5,440	87,068	(1,241)	—	85,381
	613,920	(609,730)	(330,099)	23,413	—	(302,496)
Total realized and unrealized gains and (losses):
Included in earnings	4,098	(5,846)	—	60	30,816	29,128
Included in Other comprehensive income	—	—	—	(12,363)	—	(12,363)
	4,098	(5,846)	—	(12,303)	30,816	16,765
Transfers in and / or out of Level 3	—	—	—	—	—	—
Ending balance	$618,018	$(615,576)	$(633,804)	$442	$116,029	$(514,891)

Year Ended December 31, 2012	Loans Held for Investment - Reverse Mortgages	HMBS-Related Borrowings	Financing Liability - MSRs Pledged	Derivatives, net	MSRs	Total
Beginning balance	$—	$—	$—	$(16,676)	$—	$(16,676)
Purchases, issuances, sales and settlements:
Purchases	—	—	—	4,946	85,183	90,129
Issuances	—	—	(316,607)	—	—	(316,607)
Sales	—	—	—	(405)	—	(405)
Settlements	—	—	12,902	2,451	—	15,353
	—	—	(303,705)	6,992	85,183	(211,530)
Total realized and unrealized gains and (losses) (2):
Included in earnings	—	—	—	7,331	30	7,361
Included in Other comprehensive income	—	—	—	(8,315)	—	(8,315)
	—	—	—	(984)	30	(954)
Transfers in and / or out of Level 3	—	—	—	—	—	—
Ending balance	$—	$—	$(303,705)	$(10,668)	$85,213	$(229,160)

(1)
In the event of a transfer of servicing to another party related to Rights to MSRs, we are required to reimburse the owner of the Rights to MSRs at predetermined contractual rates for the loss of servicing revenues. Settlements for Financing liability - MSRs pledged for the year ended December 31, 2014 include $2.0 million of such reimbursements.

(2)	Total losses attributable to derivative financial instruments still held at December 31, 2014 and 2012 were $0.7 million and $1.2 million, respectively.

Mortgage Servicing Rights - Amortized Costs [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Significant Assumptions used in Valuation
The more significant assumptions used in the September 30, 2015 valuation include:

Weighted average prepayment speed	12.67%
Weighted average delinquency rate	14.39%
Advance financing cost	5-year swap
Interest rate for computing float earnings	5-year swap
Weighted average discount rate	9.30%
Weighted average cost to service (in dollars)	$98

Fair Value Mortgage Servicing Rights [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Significant Assumptions used in Valuation
The primary assumptions used in the September 30, 2015 valuation include:

	Agency	Non Agency
Weighted average prepayment speed	10.80%	16.48%
Weighted average delinquency rate	1.10%	29.80%
Advance financing cost	5-year swap	1ML plus 3.5%
Interest rate for computing float earnings	5-year swap	1ML
Weighted average discount rate	9.00%	14.94%
Weighted average cost to service (in dollars)	$70	$336

Mortgage Servicing Rights Pledged [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Significant Assumptions used in Valuation
The more significant assumptions used in determination of the price of the underlying MSRs at September 30, 2015 include:

Weighted average prepayment speed	16.98%
Weighted average delinquency rate	30.75%
Advance financing cost	1 ML plus 3.5%
Interest rate for computing float earnings	1ML
Weighted average discount rate	14.77%
Weighted average cost to service (in dollars)	$341